Income Taxes - Summary of Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Federal NOLs		$ 10,403	$ 8,169
State NOLs		2,584	1,528
Deferred revenue		8,940
Other deferred tax assets		1,878	38
Total deferred tax assets		23,805	9,735
Less: Valuation allowance	$ (23,731)	(18,832)	(9,551)
Total net deferred tax asset		4,973	184
IRC 481(a) adjustment		(2,784)
Deferred costs of revenue		(1,775)	(184)
Other deferred tax liabilities		(435)
Total deferred tax liabilities		(4,994)	(184)
Net deferred tax liability	$ (23,731)	$ (21)